Inventories (Tables)	12 Months Ended
Jun. 30, 2014
Inventories [Abstract]
Schedule of Inventory	Inventories comprise the following at June 30:
	2014	2013
Finished goods	$27,406	35,015
Work in process	5,120	4,133
Raw materials	33,843	47,919
Parts and supplies	14,555	14,130
Total	$80,924	101,197